Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Cover [Abstract]
Document Type	40-F
Amendment Flag	false
Document period end date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	TITAN MEDICAL INC
Entity Central Index Key	0000840551
Current Fiscal Year End Date	--12-31
Current reporting status	Yes
Entity Emerging Growth Company	true
Entity Transition Period	false
Entity Common Stock, Shares Outstanding	83,184,843
Entity Interactive Data Current	Yes
Auditor Attestation Flag	false